BASIS OF PRESENTATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Narrative (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jul. 31, 2018
Accounting Policies [Line Items]
Marketing and advertising costs	$ 17,900,000	$ 17,800,000	$ 10,600,000
Research and development costs	9,000,000.0	9,200,000	3,800,000
Merger, transaction and other related costs	0	0	30,072,000
Gain on asset sales	54,100,000	7,800,000	0
Income (loss) from discontinued operations	(21,818,000)	(56,447,000)	(20,568,000)
Impairment, Long-Lived Asset, Held-for-Use	2,217,000	397,000	0
Impairment of goodwill and intangible assets	0	0	0
Bank overdrafts	11,488,000	8,623,000
Contingent consideration	9,115,000	6,813,000	7,260,000
Gain on asset sales	54,108,000	11,784,000	561,000
Redeemable noncontrolling interests	34,185,000	32,311,000
Redemption value of redeemable noncontrolling interests	40,300,000
Restricted Cash	$ 0
Disposal Group, Disposed of by Sale, Not Discontinued Operations | Fresh Vegetables [Member]
Accounting Policies [Line Items]
Transaction costs		$ 0	(30,100,000)
Minimum
Accounting Policies [Line Items]
Useful lives of property, plant and equipment	25 years
Definite-lived intangible assets useful life	3 years
Maximum
Accounting Policies [Line Items]
Useful lives of property, plant and equipment	2 years
Definite-lived intangible assets useful life	15 years
Reclassification out of Accumulated Other Comprehensive Income
Accounting Policies [Line Items]
Pension losses reclassified to retained earnings			$ 15,500,000
Legacy Dole | Total Produce
Accounting Policies [Line Items]
Ownership percentage			45.00%	45.00%